CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Allowance for doubtful accounts, accounts receivable	$ 74,331	$ 66,839
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	11,747	11,835
Allowance for doubtful accounts, other receivables	$ 16,335	$ 6,224
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	61,961,324	61,367,337
Common stock, shares outstanding (in shares)	61,961,324	61,367,337
Liabilities, Current	$ 526,256	$ 422,630
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	$ 3,183	$ 3,230